Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2035 Portfolio
September 30, 2022
VF-2035-NPRT3-1122
1.903281.113
Domestic Equity Funds - 40.1%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	349,462	13,192,181
VIP Equity-Income Portfolio Initial Class (a)	563,332	12,427,102
VIP Growth & Income Portfolio Initial Class (a)	695,885	15,274,669
VIP Growth Portfolio Initial Class (a)	261,376	18,628,270
VIP Mid Cap Portfolio Initial Class (a)	122,500	3,818,337
VIP Value Portfolio Initial Class (a)	591,508	9,020,499
VIP Value Strategies Portfolio Initial Class (a)	334,993	4,445,362
TOTAL DOMESTIC EQUITY FUNDS (Cost $74,395,728)		76,806,420

International Equity Funds - 35.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	2,805,158	24,853,700
VIP Overseas Portfolio Initial Class (a)	2,301,981	43,645,563
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $83,204,075)		68,499,263

Bond Funds - 23.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	577,270	5,559,107
Fidelity International Bond Index Fund (a)	492,283	4,351,781
Fidelity Long-Term Treasury Bond Index Fund (a)	1,158,960	11,995,239
VIP High Income Portfolio Initial Class (a)	711,440	3,187,253
VIP Investment Grade Bond II Portfolio - Initial Class (a)	2,145,989	19,957,696
TOTAL BOND FUNDS (Cost $50,749,957)		45,051,076

Short-Term Funds - 0.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 2.72% (a)(b) (Cost $1,366,517)	1,366,517	1,366,517

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $209,716,277)	191,723,276
NET OTHER ASSETS (LIABILITIES) - 0.0%	(27,022)
NET ASSETS - 100.0%	191,696,254

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	4,772,420	3,010,626	1,550,743	-	(33,629)	(639,567)	5,559,107
Fidelity International Bond Index Fund	2,791,522	2,907,002	861,901	17,459	(64,197)	(420,645)	4,351,781
Fidelity Long-Term Treasury Bond Index Fund	8,065,134	9,701,416	2,201,983	194,386	(268,547)	(3,300,781)	11,995,239
VIP Contrafund Portfolio Initial Class	15,616,284	5,526,420	2,619,149	149,093	(318,156)	(5,013,218)	13,192,181
VIP Emerging Markets Portfolio Initial Class	28,987,255	11,277,983	5,774,799	-	(760,174)	(8,876,565)	24,853,700
VIP Equity-Income Portfolio Initial Class	16,517,751	3,985,730	5,588,882	21,157	(232,457)	(2,255,040)	12,427,102
VIP Government Money Market Portfolio Initial Class 2.72%	-	1,366,517	-	-	-	-	1,366,517
VIP Growth & Income Portfolio Initial Class	18,804,297	5,222,959	5,768,833	36,530	(59,668)	(2,924,086)	15,274,669
VIP Growth Portfolio Initial Class	15,971,085	11,775,976	3,183,536	764,263	(355,137)	(5,580,118)	18,628,270
VIP High Income Portfolio Initial Class	3,192,751	1,222,953	697,075	1,241	(34,078)	(497,298)	3,187,253
VIP Investment Grade Bond II Portfolio - Initial Class	-	28,502,224	7,010,598	-	(104,002)	(1,429,928)	19,957,696
VIP Investment Grade Bond Portfolio Initial Class	25,701,690	7,325,364	29,632,439	1,202,167	(3,667,874)	273,259	-
VIP Mid Cap Portfolio Initial Class	4,581,003	1,435,059	1,010,780	107,023	(60,711)	(1,126,234)	3,818,337
VIP Overseas Portfolio Initial Class	49,915,329	22,882,879	8,320,267	391,195	(770,386)	(20,061,992)	43,645,563
VIP Value Portfolio Initial Class	12,110,363	2,837,724	4,072,140	159,399	(121,370)	(1,734,078)	9,020,499
VIP Value Strategies Portfolio Initial Class	5,932,671	1,428,171	1,831,432	50,978	(63,749)	(1,020,299)	4,445,362
	212,959,555	120,409,003	80,124,557	3,094,891	(6,914,135)	(54,606,590)	191,723,276

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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